Intangible	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets and goodwill [text block]
16 INTANGIBLE
16.1 Goodwill and intangible assets with indefinite useful lives

	12/31/2025	12/31/2024
Goodwill - Facepa (Tissue plant in Belém/PA)	119,332	119,332
Goodwill - Fibria	7,897,051	7,897,051
Goodwill - MMC Brasil (Tissue plant in Mogi das Cruzes/SP)	170,859	170,859
Other (1)	5,097	5,097
	8,192,339	8,192,339
(1)Refers to other intangible assets with indefinite useful lives such as servitude of passage and electricity.
The goodwill is based on expected future profitability supported by valuation reports, after the purchase price allocation.
Goodwill is allocated to cash-generating units as presented in Note 28.4.
For the pulp cash-generating unit (“CGU”), the calculation of the value in use of non-financial assets is performed annually using the discounted cash flow method. In 2025 the Company used the strategic plan and the annual budget with projected increases to 2029 and the average rate in perpetuity of the cash generating units considering a nominal rate of 3.63% p.a. from this date, based on historical information for previous years, economic and financial projections from each specific market in which the Company has operations, and additionally include official information disclosed by independent institutions and government agencies.
The discount rate, after taxes, adopted by Management was 8.87% p.a., calculated based on the Weighted Average Cost of Capital (“WACC”).
The assumptions in the table set forth below were also adopted:

Net average pulp price – Foreign market (US$/t)	634.3
Net average pulp price – Internal market (US$/t)	681.4
Average exchange rate (R$/US$)	5.46
Discount rate (pos-tax)	8.87% p.a.
Discount rate (pre-tax)	12.30% p.a.
For the year ended December 31, 2025, the Company did not identify the need to record any impairment provision for intangible assets.
For the Paper Cash‑Generating Unit (“CGU”), the recoverability test of assets is performed annually based on the estimated fair value less costs of disposal, determined through the application of EV/EBITDA market multiples, considering comparable companies in the same industry and the specific characteristics of the Company’s operations. Based on the analyses performed by the Company, no adjustment to reduce the carrying amounts of the assets to their recoverable amount (impairment) was identified in 2025.
If the post-tax discount rate applied to the cash flow projections of both cash-generating units had been 1% higher than management’s estimates (9.87% instead of 8.87%), the Company still would not need to recognize an impairment provision.
The Company assessed possible changes in price and exchange rate assumptions and did not identify any scenarios that would cause the carrying amount of the cash-generating units to exceed their recoverable amount.
16.2 Intangible assets with limited useful lives

		12/31/2025	12/31/2024
Opening balance		5,709,964	6,557,009
Additions		82,492	161,779
Write-offs		(3,015)
Amortization		(1,011,088)	(1,008,824)
Closing balance		4,778,353	5,709,964
Represented by	Average annual rate %
Non-competition agreements			4,508
Port concessions	3.94	621,842	632,253
Supplier agreements	12.70	11,111	25,925
Port service contracts	4.26	491,094	520,459
Cultivars			20,391
Trademarks and patents	8.14	154,846	170,306
Customer portfolio	9.10	3,283,919	4,104,900
Software	25.45	206,635	201,476
Other	10.00	8,906	29,746
		4,778,353	5,709,964

Cost		12,617,166	12,540,497
Amortization		(7,838,813)	(6,830,533)
Closing balance		4,778,353	5,709,964
On December 31, 2025, the Company evaluated the business, market and climate impacts, and did not identify any material event that indicated the need to perform an impairment test and to record any impairment provision for intangibles assets with limited useful lives.